Income Taxes (Details 3) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax explanatory [Line Items]
Investment tax credits	$ 542,115	$ 656,480
Tax losses carryforwards	2,760,163	3,942,012
Unrealized loss and expenses	304,636	222,739
Inventories write-down	1,027,680	644,887
Foreign investment gains under the equity method	(1,049,091)	(890,153)
Remeasurement of defined benefit plans	194,838	155,930
Foreign operations - foreign currency translation differences	426,333	234,525
Others	793,830	464,367
Deferred tax assets (liabilities)	5,000,504	5,430,787	$ (93,410)
Deferred tax assets [Member]
Disclosure of income tax explanatory [Line Items]
Investment tax credits	542,115	656,480
Tax losses carryforwards	2,760,163	3,942,012
Unrealized loss and expenses	310,192	284,084
Inventories write-down	1,027,680	644,887
Foreign investment gains under the equity method	0	0
Remeasurement of defined benefit plans	194,838	155,930
Foreign operations - foreign currency translation differences	426,333	279,517
Others	1,371,347	1,106,104
Deferred tax assets (liabilities)	6,632,668	7,069,014
Deferred tax liabilities [Member]
Disclosure of income tax explanatory [Line Items]
Investment tax credits	0	0
Tax losses carryforwards	0	0
Unrealized loss and expenses	(5,556)	(61,345)
Inventories write-down	0	0
Foreign investment gains under the equity method	(1,049,091)	(890,153)
Remeasurement of defined benefit plans	0	0
Foreign operations - foreign currency translation differences	0	(44,992)
Others	(577,517)	(641,737)
Deferred tax assets (liabilities)	$ (1,632,164)	$ (1,638,227)